Schedule of investments
Delaware Emerging Markets Fund	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.06%Δ
Argentina − 0.35%
Cablevision Holding GDR	443,972	$ 1,126,503
Cresud ADR †	1,624,384	10,152,400
Grupo Clarin GDR Class B 144A #, †	131,213	195,790
IRSA Inversiones y Representaciones ADR †	1,474,962	5,781,851
		17,256,544
Australia − 1.39%
BHP Group ADR	380,000	20,858,200
Rio Tinto ADR	800,000	45,032,000
Woodside Energy Group ADR	137,332	3,132,543
		69,022,743
Bahrain − 0.07%
Aluminium Bahrain GDR 144A #	221,400	3,215,282
		3,215,282
Brazil − 6.83%
AES Brasil Energia	516,085	960,269
Americanas	10,770,362	33,621,151
Arcos Dorados Holdings Class A	2,000,000	14,600,000
Atacadao	500,000	1,913,540
Banco Bradesco ADR	19,250,000	69,877,500
Banco Santander Brasil ADR	3,051,128	17,452,452
BRF ADR †	6,850,000	20,481,500
Centrais Eletricas Brasileiras ADR	2,261,780	20,220,313
Embraer ADR †	420,704	4,484,705
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	381,391	667,434
Itau Unibanco Holding ADR	9,170,000	45,299,800
Rumo	1,905,351	7,398,141
Telefonica Brasil ADR	2,050,000	16,646,000
TIM ADR	1,244,820	14,116,259
Vale ADR	5,430,000	67,440,600
XP Class A †	211,715	4,073,397
		339,253,061
Chile − 1.70%
Cia Cervecerias Unidas ADR	410,528	4,487,071
Sociedad Quimica y Minera de Chile ADR	800,000	79,744,000
		84,231,071
China − 28.69%
Alibaba Group Holding †	2,300,000	27,633,876
Alibaba Group Holding ADR †	1,940,000	185,095,400
NQ-019 [8/22] 10/22 (2460462)    1

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
ANTA Sports Products	2,317,600	$ 28,022,506
Baidu ADR †	420,000	60,467,400
BeiGene †	1,615,700	21,223,728
China Petroleum & Chemical Class H	30,000,000	14,180,692
DiDi Global ADR †	1,278,300	3,259,665
Full Truck Alliance †	1,800,000	14,220,000
Guangshen Railway Class H †	11,000,000	1,723,852
Hengan International Group	2,000,000	9,581,205
iQIYI ADR †	700,000	2,562,000
JD.com Class A	226,190	7,112,476
JD.com ADR	3,080,000	195,549,200
Joinn Laboratories China Class H 144A #	85,848	459,390
Kangji Medical Holdings	3,000	2,400
Kunlun Energy	21,000,000	18,327,876
Kweichow Moutai Class A	700,000	195,359,700
New Oriental Education & Technology Group ADR †	700,000	19,880,000
PetroChina Class H	18,000,000	8,508,415
Ping An Insurance Group Co. of China Class H	4,000,000	23,621,746
Sohu.com ADR †	2,219,642	39,554,020
Sun Art Retail Group	1,857,500	480,427
TAL Education Group ADR †	1,030,000	5,953,400
Tencent Holdings	5,000,000	208,442,162
Tencent Music Entertainment Group ADR †	950,000	4,854,500
Tianjin Development Holdings	15,885,550	3,258,595
Tingyi Cayman Islands Holding	13,000,000	23,122,301
Trip.com Group ADR †	582,400	14,979,328
Tsingtao Brewery Class H	7,000,000	68,227,859
Uni-President China Holdings	31,186,000	26,899,897
Weibo ADR †	960,481	19,872,352
Wuliangye Yibin Class A	7,000,000	169,761,893
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	2,181,475
		1,424,379,736
Hong Kong − 0.24%
Vinda International Holdings	4,300,000	12,025,558
		12,025,558
India − 15.06%
Aurobindo Pharma	1,500,000	10,212,348
Glenmark Pharmaceuticals	1,167,988	5,409,594
HCL Technologies	2,800,000	32,569,164
Indiabulls Real Estate GDR †	102,021	111,640
2    NQ-019 [8/22] 10/22 (2460462)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Infosys	2,640,000	$ 48,658,103
Lupin	2,500,000	20,891,117
Reliance Industries	10,500,000	343,980,715
Reliance Industries GDR 144A #	2,340,879	154,263,926
Tata Chemicals	1,866,909	26,234,835
Tata Consultancy Services	950,000	37,887,517
Tata Consumer Products	2,128,276	21,510,641
Tata Motors †	3,000,000	17,470,789
United Breweries	1,000,000	20,501,341
Zee Entertainment Enterprises	2,530,000	8,060,463
		747,762,193
Indonesia − 1.82%
Astra Agro Lestari	9,132,500	5,629,939
Astra International	180,000,000	84,588,176
		90,218,115
Malaysia − 0.02%
UEM Sunrise †	17,000,000	1,110,962
		1,110,962
Mexico − 4.54%
America Movil ADR Class L	1,369,199	23,276,383
Banco Santander Mexico ADR	8,042,900	44,557,666
Cemex ADR †	4,300,000	16,082,000
Coca-Cola Femsa ADR	600,000	36,738,000
Fomento Economico Mexicano ADR	688,329	43,165,111
Grupo Financiero Banorte Class O	4,000,000	23,626,933
Grupo Televisa ADR	6,017,000	38,087,610
		225,533,703
Peru − 0.34%
Cia de Minas Buenaventura ADR	3,217,400	17,116,568
		17,116,568
Republic of Korea − 17.96%
KB Financial Group ADR	245,928	8,996,046
LG Uplus	2,403,542	20,665,196
Lotte	300,000	9,296,849
Lotte Chilsung Beverage	44,000	5,082,427
Lotte Confectionery	60,000	5,607,267
Samsung Electronics	5,200,000	232,095,996
Samsung Life Insurance	360,939	16,730,752
Shinhan Financial Group	300,000	8,209,039
NQ-019 [8/22] 10/22 (2460462)    3

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Hynix	3,490,000	$ 248,400,434
SK Square †	5,981,465	181,114,226
SK Telecom	2,175,168	84,726,741
SK Telecom ADR	3,312,676	70,725,633
		891,650,606
Russia − 0.35%
ENEL RUSSIA PJSC GDR =, †	21,161	512
Etalon Group GDR 144A #, =	1,616,300	354,950
Gazprom PJSC ADR =	14,600,000	6,857,336
LUKOIL PJSC ADR =	492,501	321,894
Rosneft Oil PJSC GDR =	14,555,684	7,102,139
Sberbank of Russia PJSC =, †	12,000,000	123,456
Sberbank of Russia PJSC ADR =	800,000	32,921
Surgutneftegas PJSC ADR =, †	2,014,441	764,856
T Plus PJSC =	36,096	0
VEON ADR †	732,264	322,196
VK GDR =, †	551,200	381,134
Yandex Class A †	920,000	1,082,345
		17,343,739
South Africa − 0.26%
Naspers Class N	86,398	12,235,667
Sun International †	364,166	696,282
		12,931,949
Taiwan − 14.93%
FIT Hon Teng 144A #, †	38,000,000	5,664,632
MediaTek	10,092,000	221,153,643
Taiwan Semiconductor Manufacturing	31,000,000	514,332,649
		741,150,924
Turkey − 0.80%
Akbank TAS	19,500,000	12,562,838
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	146,046
Turk Telekomunikasyon	951,192	548,491
Turkcell Iletisim Hizmetleri	2,427,827	2,882,684
Turkcell Iletisim Hizmetleri ADR	4,449,485	13,214,970
Turkiye Sise ve Cam Fabrikalari	7,651,443	10,422,458
		39,777,487
United Kingdom − 0.06%
Griffin Mining †	3,056,187	2,929,057
		2,929,057
4    NQ-019 [8/22] 10/22 (2460462)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States − 1.65%
Intel	800,000	$ 25,536,000
Micron Technology	1,000,000	56,530,000
		82,066,000
Total Common Stocks (cost $5,105,583,486)		4,818,975,298

Preferred Stocks – 1.92%Δ
Brazil − 0.92%
Braskem Class A ω	1,470,000	8,762,245
Petroleo Brasileiro ADR 28.52% ω	2,500,000	31,850,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A ω	3,235,733	4,994,413
		45,606,658
Republic of Korea − 0.97%
Samsung Electronics ω	1,183,100	48,206,758
		48,206,758
Russia − 0.03%
Transneft PJSC ω	12,000	1,336,505
		1,336,505
Total Preferred Stocks (cost $66,489,867)		95,149,921

Rights – 0.00%Δ
Brazil − 0.00%
AES Brasil Energia †	121,879	1,874
Total Rights (cost $0)		1,874

Warrants – 0.00%Δ
Argentina − 0.00%
IRSA Inversiones y Representaciones, exercise price $0.16, expiration date 5/3/26	1,637,840	264,347
Total Warrants (cost $0)		264,347

Exchange-Traded Fund – 0.13%
iShares MSCI Turkey ETF	290,275	6,528,285
Total Exchange-Traded Fund (cost $13,207,352)		6,528,285

NQ-019 [8/22] 10/22 (2460462)    5

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0

Short-Term Investments – 0.76%
Money Market Mutual Funds – 0.76%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	9,427,627	9,427,627
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	9,427,628	9,427,628
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	9,427,628	9,427,628
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	9,427,628	9,427,628
Total Short-Term Investments (cost $37,710,511)		37,710,511
Total Value of Securities−99.87% (cost $5,231,550,273)		4,958,630,236
Receivables and Other Assets Net of Liabilities — 0.13%		6,468,722
Net Assets Applicable to 273,789,351 Shares Outstanding — 100.00%	$4,965,098,958
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $166,335,445, which represents 3.35% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
6    NQ-019 [8/22] 10/22 (2460462)

(Unaudited)
The following foreign currency exchange contracts were outstanding at August 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	HKD	2,308,130	USD	(294,119)	9/1/22	$(34)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosedin the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure insuch contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
Summary of currencies:
HKD – Hong Kong Dollar
USD – US Dollar
NQ-019 [8/22] 10/22 (2460462)    7